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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2000

If amended report check here: [ ]

HOLDEN, TOLBERT & COMPANY
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


120 E. Sheridan, Suite 105          OKLAHOMA CITY        OK           73104
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


James H. Holden     405-235-3795       President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OKLAHOMA CITY and State of OK on the 20th day of April, 1999.

                                      HOLDEN, TOLBERT & COMPANY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ James H. Holden
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
  ------------------------------------    --------------------------------------
1.                                      6.
  ------------------------------------    --------------------------------------
2.                                      7.
  ------------------------------------    --------------------------------------
3.                                      8.
  ------------------------------------    --------------------------------------
4.                                      9.
  ------------------------------------    --------------------------------------
5.                                     10.
  ------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:     818,236

                                    FORM 13F

              Name of Reporting Manager: HOLDEN, TOLBERT & COMPANY

                                                                                                                --------------------
                                                                                                                   (SEC USE ONLY)


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                 Item 1        Item 2     Item 3      Item 4        Item 5            Item 6            Item 7          Item 8
                                                                                                                    Voting Authority
                                                                               Investment Discretion                    (Shares)
                                                                           ----------------------------          -------------------
                                                                  Shares            (b) Shared
                                                                                       as
                               Title                   Fair         of               Defined   (c)    Managers  (a)    (b)      (c)
      Name of Issuer             of       CUSIP        Market    Principal    (a)       in    Shared    See    Sole  Shared    None
                               Class      Number       Value      Amount     Sole    Instr. V  Other  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies           common   00846U-10-1    7,915     161,526    161,526  0       0        0       0       0     161,526
Allstate Corp                  common   020002-10-1   11,025     315,000    315,000  0       0        0       0       0     315,000
American Express               common   025816-10-9  153,525   2,516,800  2,516,800  0       0        0       0       0   2,516,800
American Home Products         common   026609-10-7    6,555     115,000    115,000  0       0        0       0       0     115,000
American International Group   common   026874-10-7   59,942     624,400    624,400  0       0        0       0       0     624,400
Bank One                       common   026874-10-7   49,654   1,273,188  1,273,188  0       0        0       0       0   1,273,188
Bank of America                common   060505-10-4      205       3,917      3,917  0       0        0       0       0       3,917
Berkshire Hathaway "A"         common   084670-10-8   33,810         525        525  0       0        0       0       0         525
Berkshire Hathaway "B"         common   084670-20-7      622         300        300  0       0        0       0       0         300
Centerpoint Properties         common   151895-10-9   41,083     893,113    893,113  0       0        0       0       0     893,113
Citigroup, Inc                 common   172967-10-1   75,600   1,400,000  1,400,000  0       0        0       0       0   1,400,000
Davis Real Esrarte Fund        common   239103-30-2      300      14,279     14,279  0       0        0       0       0      14,279
General Electric               common   369604-10-3      418       7,200      7,200  0       0        0       0       0       7,200
Golden West Financial          common   381317-10-6   25,207     466,800    466,800  0       0        0       0       0     466,800
Hewlett Packard                common   428236-10-3   28,111     289,800    289,800  0       0        0       0       0     289,800
IBM                            common   459200-10-1    1,345      11,900     11,900  0       0        0       0       0      11,900
Martin Marietta Materials      common   573284-10-6   36,609     963,400    963,400  0       0        0       0       0     963,400
Mass Mutual Corp Investors     common   576292-10-6      243      10,561     10,561  0       0        0       0       0      10,561
McDonalds Corp                 common   580135-10-1   18,570     619,000    619,000  0       0        0       0       0     619,000
Merck                          common   589331-10-7   23,478     317,268    317,268  0       0        0       0       0     317,268
Morgan Stanley Dean Witter     common   617446-10-9   81,936     900,400    900,400  0       0        0       0       0     900,400
Motorola                       common   620076-10-9      370      13,200     13,200  0       0        0       0       0      13,200
Pall Corp                      common   696429-30-7      490      24,512     24,512  0       0        0       0       0      24,512
Progressive Corp Ohio          common   743315-10-3    9,651     117,700    117,700  0       0        0       0       0     117,700
SBC Corp                       common   783876-10-3      276       5,528      5,528  0       0        0       0       0       5,528
Transatlantic Holdings         common   893521-10-4      216       2,350      2,350  0       0        0       0       0       2,350
Vodafone Airtouch               ADR     92857T-10-7   16,794     453,890    453,890  0       0        0       0       0     453,890
Wells Fargo & Co               common   949740-10-4  134,286   2,919,250  2,919,250  0       0        0       0       0   2,919,250
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COLUMN TOTALS                                       $818,236
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